Consolidation Statements of Changes in Shareholder's Equity - USD ($)	Common Shares Class A	Common Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Wah Fu Shareholders’ Equity	Non- controlling Interest	Total
Balance at Mar. 31, 2022		$ 44,401	$ 4,798,793	$ 657,329	$ 5,722,151	$ (1,190)	$ 11,221,484	$ 788,656	$ 12,010,140
Balance (in Shares) at Mar. 31, 2022		4,440,085
Increase ownership of a subsidiary			325,148				325,148	(224,761)	100,387
Net income					905,892		905,892	766,551	1,672,443
Appropriation of statutory reserve				210,201	(210,201)
Foreign currency translation loss						(751,201)	(751,201)	(1,786)	(752,987)
Balance at Mar. 31, 2023		$ 44,401	5,123,941	867,530	6,417,842	(752,391)	11,701,323	1,328,660	13,029,983
Balance (in Shares) at Mar. 31, 2023		4,440,085
Common stock returned		$ (295)	295
Common stock returned (in Shares)		(29,526)
Net income					(55,288)		(55,288)	(321,572)	(376,860)
Foreign currency translation loss						(496,257)	(496,257)	2,370	(493,887)
Balance at Mar. 31, 2024		$ 44,106	5,124,236	867,530	6,362,554	(1,248,648)	11,149,778	1,009,458	12,159,236
Balance (in Shares) at Mar. 31, 2024		4,410,559
Redemption of Ordinary shares & reissue Class A shares	$ 14,880	$ (14,880)	14,880				14,880		14,880
Redemption of Ordinary shares & reissue Class A shares (in Shares)	1,488,000	(1,488,000)
Net income					(465,299)		(465,299)	92,451	(372,848)
Foreign currency translation loss						12,274	12,274	(43,989)	(31,715)
Balance at Mar. 31, 2025	$ 14,880	$ 29,226	$ 5,139,116	$ 867,530	$ 5,897,255	$ (1,236,374)	$ 10,711,633	$ 1,057,920	$ 11,769,553
Balance (in Shares) at Mar. 31, 2025	1,488,000	2,922,559